United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Six months ended 05/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2012

Ticker	FIBPX

Federated International Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At May 31, 2012, the Fund's issuer country and currency exposure composition1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Japan	15.6%	17.7%
Russia	7.6%	—
Brazil	6.9%	—
France	6.8%	—
Mexico	6.7%	—
Germany	4.8%	—
United Kingdom	4.8%	4.8%
Venezuela	4.6%	—
Italy	4.5%	—
Indonesia	4.4%	—
Turkey	4.2%	—
Spain	2.3%	—
Argentina	2.1%	—
Colombia	2.1%	—
Philippines	1.8%	—
Australia	1.7%	1.7%
Belgium	1.7%	—
Canada	1.7%	1.7%
Peru	1.6%	—
Uruguay	1.6%	—
Sweden	1.6%	1.5%
United Arab Emirates	1.4%	—
United States	1.1%	53.0%
Lithuania	0.7%	—
Qatar	0.7%	—
El Salvador	0.6%	—
Panama	0.6%	—
South Africa	0.5%	—
India	0.4%	—
Israel	0.4%	—
China	0.4%	—
Chile	0.3%	—
Poland	0.3%	—
South Korea	0.3%	—
Sri Lanka	0.3%	—
Egypt	0.2%	—
Hungary	0.2%	—
Kazakhstan	0.2%	—
Trinidad and Tobago	0.2%	—
Ukraine	0.2%	—
Bermuda	0.1%	—
Dominican Republic	0.1%	—
Guatemala	0.1%	—
Semi-Annual Shareholder Report

Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Euro	—	16.7%
Norway	—	1.3%
SUB-TOTAL	98.4%	98.4%
Cash Equivalents[5]	0.0%	0.0%
Other Assets and Liabilities — Net[6]	1.6%	1.6%
TOTAL	100.0%	100.0%
1	The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
4	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2012 (unaudited)

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS – 45.4%
		AUSTRALIAN DOLLAR – 1.7%
		Sovereign – 1.7%
69,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$74,224
		BRITISH POUND – 4.8%
		Sovereign – 4.8%
109,500		United Kingdom, Government of, 4.75%, 3/7/2020	213,245
		CANADIAN DOLLAR – 1.7%
		Sovereign – 1.7%
69,000		Canada, Government of, Bond, 4.00%, 6/1/2016	73,974
		EURO – 16.7%
		Sovereign – 16.7%
60,000		Belgium, Government of, 2.75%, 3/28/2016	77,425
97,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	102,828
50,000		Buoni Poliennali Del Tes, 2.00%, 12/15/2012	61,597
117,000		Buoni Poliennali Del Tes, 3.75%, 8/1/2016	137,336
183,000		France, Government of, Bond, 3.50%, 4/25/2026	244,251
46,000		French Treasury Note, 2.00%, 7/12/2015	59,189
45,000		Germany, Government of, Bond, 3.25%, 7/4/2015	61,068
		TOTAL EURO	743,694
		JAPANESE YEN – 17.7%
		Banking – 2.0%
7,000,000		KFW, 1.35%, 1/20/2014	91,047
		Sovereign – 15.7%
20,450,000		Japan, Government of, 0.40%, 6/20/2015	263,237
31,950,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	431,304
		TOTAL	694,541
		TOTAL JAPANESE YEN	785,588
		NORWEGIAN KRONE – 1.3%
		Banking – 1.3%
350,000		KFW, Foreign Gov't. Guarantee, (Series EMTN), 4.00%, 12/15/2014	59,534
		SWEDISH KRONA – 1.5%
		Sovereign – 1.5%
445,000		Sweden, Government of, 4.50%, 8/12/2015	68,202
		TOTAL BONDS (IDENTIFIED COST $2,040,198)	2,018,461
		MUTUAL FUND – 53.0%
77,143	[1]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $2,207,698)	2,358,965
		TOTAL INVESTMENTS — 98.4% (IDENTIFIED COST $4,247,896)[2]	4,377,426
		OTHER ASSETS AND LIABILITIES - NET — 1.6%[3]	69,695
		TOTAL NET ASSETS — 100%	$4,447,121

Semi-Annual Shareholder Report

At May 31, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/29/2012	14,999,175 JPY	150,000 EUR	$3,126
6/29/2012	7,620,000 JPY	$97,342	$(69)
7/27/2012	428,000 SEK	5,077,244 JPY	$(4,671)
7/27/2012	48,227 EUR	366,700 NOK	$(4,219)
7/27/2012	5,127,460 JPY	428,000 SEK	$2,085
7/31/2012	10,000 CAD	783,100 JPY	$(101)
7/31/2012	774,950 JPY	10,000 CAD	$140
Contracts Sold:
6/29/2012	150,000 EUR	14,999,175 JPY	$2,845
6/29/2012	7,620,000 JPY	$96,947	$(325)
7/27/2012	428,000 SEK	5,127,460 JPY	$4,609
7/27/2012	366,700 NOK	48,227 EUR	$4,044
7/27/2012	5,077,244 JPY	428,000 SEK	$(1,383)
7/31/2012	10,000 CAD	774,950 JPY	$88
7/31/2012	783,100 JPY	10,000 CAD	$(230)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$5,939

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated holding.
2	The cost of investments for federal tax purposes amounts to $4,024,839.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$2,018,461	$ —	$2,018,461
Mutual Fund	2,358,965	—	—	2,358,965
TOTAL SECURITIES	$2,358,965	$2,018,461	$ —	$4,377,426
OTHER FINANCIAL INSTRUMENTS[2]	$ —	$5,939	$ —	$5,939
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include foreign exchange contracts.

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:

CAD	— Canadian Dollars
EMTN	— Euro Medium Term Note
EUR	— Euro
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,		Period Ended 11/30/2009[1]
		2011	2010
Net Asset Value, Beginning of Period	$15.67	$15.00	$14.56	$10.00
Income From Investment Operations:
Net investment income[2]	0.36	0.67	0.86	0.93
Net realized and unrealized gain on investments and foreign currency transactions	0.09	0.57	0.26	3.65
TOTAL FROM INVESTMENT OPERATIONS	0.45	1.24	1.12	4.58
Less Distributions:
Distributions from net investment income	(0.85)	(0.48)	(0.48)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.08)	(0.09)	(0.20)	—
TOTAL DISTRIBUTIONS	(0.93)	(0.57)	(0.68)	(0.02)
Net Asset Value, End of Period	$15.19	$15.67	$15.00	$14.56
Total Return[3]	3.00%	8.56%	8.11%	45.94%
Ratios to Average Net Assets:
Net expenses[4]	0.00%[5]	0.00%	0.00%	0.00%[5]
Net investment income	4.90%[5]	4.38%	5.97%	7.50%[5]
Expense waiver/reimbursement[6]	8.38%[5]	8.23%	10.50%	62.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,447	$4,314	$4,501	$1,369
Portfolio turnover	17%	37%	24%	62%
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to November 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	See Note 5, Investment Adviser Fee and Other Transactions with Affiliates.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $2,358,965 of investment in an affiliated holding (Note 5) (identified cost $4,247,896)		$4,377,426
Cash		79,256
Cash denominated in foreign currencies (identified cost $8,894)		8,712
Receivable for shares sold		18,388
Income receivable		17,290
Unrealized appreciation on foreign exchange contracts		16,937
TOTAL ASSETS		4,518,009
Liabilities:
Unrealized depreciation on foreign exchange contracts	$10,998
Payable for portfolio accounting fees	40,902
Payable for administrative fee (Note 5)	10,591
Payable for auditing fees	7,135
Payable to adviser (Note 5)	812
Payable for Directors'/Trustees' fees	109
Accrued expenses	341
TOTAL LIABILITIES		70,888
Net assets for 292,792 shares outstanding		$4,447,121
Net Assets Consist of:
Paid-in capital		$4,240,878
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		134,569
Accumulated net realized loss on investments and foreign currency transactions		(6,470)
Undistributed net investment income		78,144
TOTAL NET ASSETS		$4,447,121
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,447,121 ÷ 292,792 shares outstanding, no par value, unlimited shares authorized		$15.19

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Investment income allocated from affiliated partnership (Note 5)			$83,109
Interest			18,919
TOTAL INCOME			102,028
Expenses:
Administrative fee (Note 5)		$75,000
Custodian fees		3,780
Transfer and dividend disbursing agent fees and expenses		2,087
Directors'/Trustees' fees		754
Auditing fees		12,543
Legal fees		4,151
Portfolio accounting fees		57,789
Share registration costs		10,250
Printing and postage		5,947
Insurance premiums		1,775
Miscellaneous		401
TOTAL EXPENSES		174,477
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(12,479)
Reimbursement of other operating expenses	(161,998)
TOTAL WAIVER AND REIMBURSEMENT		(174,477)
Net expenses			—
Net investment income			102,028
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			27,047
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			18,207
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(24,861)
Net realized and unrealized gain on investments and foreign currency transactions			20,393
Change in net assets resulting from operations			$122,421

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$102,028	$178,467
Net realized gain on investments, including allocation from affiliated partnership and foreign currency transactions	45,254	45,139
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(24,861)	92,360
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	122,421	315,966
Distributions to Shareholders:
Distributions from net investment income	(237,489)	(144,723)
Distributions from net realized gain on investments and foreign currency transactions	(23,194)	(28,237)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(260,683)	(172,960)
Share Transactions:
Proceeds from sale of shares	739,865	1,330,231
Cost of shares redeemed	(468,576)	(1,660,215)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	271,289	(329,984)
Change in net assets	133,027	(186,978)
Net Assets:
Beginning of period	4,314,094	4,501,072
End of period (including undistributed net investment income of $78,144 and $213,605, respectively)	$4,447,121	$4,314,094

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2012 (unaudited)

1. Organization

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve a total return on its assets by investing primarily in foreign government and corporate bonds in both developed and emerging markets.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, LP, which is a limited partnership established under the laws of the state of Delaware. The Fund records its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax years 2009 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,462 and $3,858, respectively. This is based on the contracts held as of each month-end throughout the six-month period.

Semi-Annual Shareholder Report

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to hedge currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

As of May 31, 2012, the Fund had no option contracts outstanding.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$16,937	Unrealized depreciation on foreign exchange contracts	$10,998

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$19,582
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$4,897

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 5/31/2012	Year Ended 11/30/2011
Shares sold	48,116	86,785
Shares redeemed	(30,598)	(111,522)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	17,518	(24,737)

4. Federal Tax Information

At May 31, 2012, the cost of investments for federal tax purposes was $4,024,839. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $352,587. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $438,796 and net unrealized depreciation from investments for those securities having an excess of cost over value of $86,209.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended May 31, 2012, the Adviser reimbursed $161,998 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2012, FAS waived $12,479 of its fee. The net fee paid to FAS was 3.003% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended May 31, 2012, were as follows:

Emerging Markets Fixed Income Core Fund
Balance of Shares Held 11/30/2011	74,366
Purchases/Additions	7,095
Sales/Reductions	4,318
Balance of Shares Held 5/31/2012	77,143
Value	$2,358,965
Allocated Investment Income	$83,109
Allocated Net Realized Gain	$18,207
Semi-Annual Shareholder Report

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust II, L.P. (“Core Trust II”), which is managed by Federated Investment Management Company, the Adviser. Core Trust II is a limited partnership, registered under the Act, available only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income. It pursues its objectives by investing primarily in emerging market fixed-income securities. Federated receives no advisory or administrative fees from EMCORE. EMCORE does not currently intend to declare and pay distributions. The performance of the Fund is directly affected by the performance of EMCORE in which the Fund invested 53.0% of its net assets at May 31, 2012. A copy of the Core Trust II's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$809,401
Sales	$693,594

7. Interfund Lending

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

9. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,030.00	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.00	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). Federated Investment Management Company, the “Adviser,” has contractually agreed to reimburse all operating expenses, incurred by the Fund. This agreement has no fixed term.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

Federated International Bond Strategy Portfolio (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including Semi-Annual Shareholder Report communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated International Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31421P308

40809 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012